REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING (Tables)	12 Months Ended
Dec. 31, 2022
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING
Schedule of auditor remuneration

USDm	2022	2021	2020
Audit fees
Fees paid to the Company's auditor for the audit of the Company's annual accounts	0.9	0.5	0.4
Audit of the Company's subsidiaries pursuant to legislation	0.1	0.3	0.2
Total audit fees	1.0	0.8	0.6

Non-audit fees
Audit-related services	0.2	0.1	0.0
Tax services	—	0.1	0.1
Others	0.2	—	—
Total non-audit fees	0.4	0.2	0.1

Total	1.4	1.0	0.7